                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 11/30/2005

           Date of Reporting Period: Fiscal year ended 11/30/2005

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

18TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended	[1]	Year Ended February 28,
	2005		2004		11/30/2003		2003		2002		2001
Net Asset Value, Beginning of Period	$7.20		$6.76		$5.84		$7.87		$9.94		$11.62
Income From Investment Operations:
Net investment income	0.37		0.31		0.25		0.33		0.34	[2]	0.31
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.16		0.46		0.91		(2.03)		(2.05	) [2]	(1.49)
TOTAL FROM INVESTMENT OPERATIONS	0.53		0.77		1.16		(1.70)		(1.71)		(1.18)
Less Distributions:
Distributions from net investment income	(0.39)		(0.33)		(0.24)		(0.33)		(0.36)		(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions					--		--		--		(0.14)
TOTAL DISTRIBUTIONS	(0.39)		(0.33)		(0.24)		(0.33)		(0.36)		(0.50)
Net Asset Value, End of Period	$7.34		$7.20		$6.76		$5.84		$7.87		$9.94
Total Return [3]	7.54%		11.63%		20.20%		(21.94)%		(17.58)%		(10.41)%

Ratios to Average Net Assets:
Net expenses	1.31	% [5]	1.34	% [5]	1.34	% [4,5]	1.38	% [5]	1.27%		1.24%
Net investment income	4.71%		4.42%		4.72	% [4]	4.98%		3.77	% [2]	2.76%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$321,376		$310,027		$281,381		$213,915		$363,449		$523,944
Portfolio turnover	46%		59%		94%		140%		95%		84%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.30%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended		Year Ended February 28,
	2005		2004		11/30/2003	[1]	2003		2002		2001
Net Asset Value, Beginning of Period	$7.21		$6.77		$5.84		$7.88		$9.95		$11.63
Income From Investment Operations:
Net investment income	0.31		0.26		0.21		0.28		0.28	[2]	0.23
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.15		0.46		0.93		(2.04)		(2.06	) [2]	(1.50)
TOTAL FROM INVESTMENT OPERATIONS	0.46		0.72		1.14		(1.76)		(1.78)		(1.27)
Less Distributions:
Distributions from net investment income	(0.33)		(0.28)		(0.21)		(0.28)		(0.29)		(0.27)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--		--		--		(0.14)
TOTAL DISTRIBUTIONS	(0.33)		(0.28)		(0.21)		(0.28)		(0.29)		(0.41)
Net Asset Value, End of Period	$7.34		$7.21		$6.77		$5.84		$7.88		$9.95
Total Return [3]	6.58%		10.77%		19.71%		(22.64)%		(18.19)%		(11.09)%

Ratios to Average Net Assets:
Net expenses	2.06	% [5]	2.09	% [5]	2.09	% [4,5]	2.13	% [5]	2.02%		2.00%
Net investment income	3.97%		3.68%		3.97	% [4]	4.20%		3.01	% [2]	2.01%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$52,381		$49,900		$46,836		$35,409		$63,249		$100,487
Portfolio turnover	46%		59%		94%		140%		95%		84%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30				Period Ended		Year Ended February 28,
	2005		2004		11/30/2003	[1]	2003		2002		2001
Net Asset Value, Beginning of Period	$7.20		$6.76		$5.84		$7.87		$9.94		$11.62
Income From Investment Operations:
Net investment income	0.32		0.26		0.21		0.29		0.28	[2]	0.23
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.15		0.46		0.92		(2.04)		(2.06	) [2]	(1.49)
TOTAL FROM INVESTMENT OPERATIONS	0.47		0.72		1.13		(1.75)		(1.78)		(1.26)
Less Distributions:
Distributions from net investment income	(0.33)		(0.28)		(0.21)		(0.28)		(0.29)		(0.28)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--		--		--		(0.14)
TOTAL DISTRIBUTIONS	(0.33)		(0.28)		(0.21)		(0.28)		(0.29)		(0.42)
Net Asset Value, End of Period	$7.34		$7.20		$6.76		$5.84		$7.87		$9.94
Total Return [3]	6.73%		10.78%		19.53%		(22.54)%		(18.21)%		(11.09)%

Ratios to Average Net Assets:
Net expenses	2.06	% [5]	2.09	% [5]	2.09	% [4,5]	2.13	% [5]	2.02%		2.00%
Net investment income	4.00%		3.66%		3.97	% [4]	4.22%		3.01	% [2]	2.00%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$23,146		$20,400		$16,815		$13,063		$22,467		$34,223
Portfolio turnover	46%		59%		94%		140%		95%		84%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended		Year Ended February 28,
	2005		2004		11/30/2003	[1]	2003		2002		2001
Net Asset Value, Beginning of Period	$7.20		$6.76		$5.84		$7.87		$9.94		$11.62
Income From Investment Operations:
Net investment income	0.39		0.34		0.26		0.36		0.36	[2]	0.33
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.13		0.43		0.90		(2.06)		(2.07	) [2]	(1.51)
TOTAL FROM INVESTMENT OPERATIONS	0.52		0.77		1.16		(1.70)		(1.71)		(1.18)
Less Distributions:
Distributions from net investment income	(0.39)		(0.33)		(0.24)		(0.33)		(0.36)		(0.36)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--		--		--		(0.14)
TOTAL DISTRIBUTIONS	(0.39)		(0.33)		(0.24)		(0.33)		(0.36)		(0.50)
Net Asset Value, End of Period	$7.33		$7.20		$6.76		$5.84		$7.87		$9.94
Total Return [3]	7.40%		11.63%		20.20%		(21.94)%		(17.58)%		(10.40)%

Ratios to Average Net Assets:
Net expenses	1.27	% [5]	1.34	% [5]	1.34	% [4,5]	1.38	% [5]	1.27%		1.22%
Net investment income	4.73%		4.45%		4.72	% [4]	4.97%		3.76	% [2]	2.78%
Expense waiver/reimbursement [6]	0.03%		0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--		0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,963		$110,207		$123,128		$119,963		$205,750		$315,231
Portfolio turnover	46%		59%		94%		140%		95%		84%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.27%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual
Class A Shares	$1,000	$1,045.40	$ 6.61
Class B Shares	$1,000	$1,040.00	$10.43
Class C Shares	$1,000	$1,041.40	$10.44
Class F Shares	$1,000	$1,045.50	$ 6.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$ 6.53
Class B Shares	$1,000	$1,014.84	$10.30
Class C Shares	$1,000	$1,014.84	$10.30
Class F Shares	$1,000	$1,018.95	$ 6.17

1 Expenses are equal to the Fund's net annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.29%
Class B Shares	2.04%
Class C Shares	2.04%
Class F Shares	1.22%

Management's Discussion of Fund Performance

For the reporting period ended November 30, 2005, the fund's total return based on net asset value was 7.54% for Class A shares This return was greater than the 4.59% total return of the Lipper Income Funds Average 1 The 7.54% total return of the Fund's Class A Shares was composed of 3.92% in price appreciation and 3.62% in income. The fund focuses on income earning investments, specifically dividend-paying stocks and high-yielding, fixed-income securities. The portfolio managers set the fund's allocation between stocks and bonds according to various factors. The factors reflect the fund's primary investment objective of current income and its secondary objective of capital appreciation. The factors, in order of priority, are: 1) the fund's ability to pay and maintain an attractive level of dividends; and 2) the expected relative total return of bonds and stocks. The allocation to cash equivalents will typically be low, as cash is held largely to fund potential redemptions and to facilitate settlement of new securities purchases.

The allocation at the end of the reporting period was 55.4% bonds, 39.1% stocks, and 5.5% cash equivalents. The fund's allocation will have material effect on performance in any period to the extent that bonds and stocks have divergent total return. The Russell 1000 Value Index (RU1000V), the equity component which represents 40% of the fund's benchmark, posted a total return of 9.98% for the 12-month reporting period, while the fixed income portion of the fund's benchmark (20% Lehman Brothers High Yield Index (LBHYB), 20% Lehman Brothers Emerging Market Bond Index (LBEMB), and 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB), (collectively the "Blended Index") 2 posted a total return of 5.99%. Weighting the components of the benchmark 60% for fixed income and 40% for equities, the blended return was 7.59% for the period. During the reporting period, the 7.54% total return of the fund's Class A Shares underperformed the weighted benchmark.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

2 The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC. Investments cannot be made directly in an index.

The equity component of the portfolio surpassed the returns of the RU1000V, the equity component of the benchmark. During the reporting period, the fund's equity portfolio managers focused on realization of the fund's income and total return objectives by purchasing stocks with dividend yields greater than those of the general equity markets and current relative dividend yields greater than the stocks' historical averages.

Overweights relative to the RU1000V in the Health Care and Utility sectors enhanced fund performance during the reporting period. Detracting from performance was a sector underweight in Energy and a sector overweight in Telecommunication Services. With respect to stock selection, good stock selection in Telecommunication Services and Consumer Discretionary aided the fund's performance, while poor stock selection in Financial and Utility issues hindered performance.

The bond portion of the Fund's portfolio is widely diversified, with investments across a variety of countries, economies, maturities and quality ratings. 3 Generally, the portfolio invests in shares of affiliated investment companies, which invest in three major bond categories: domestic mortgage-backed, domestic high-yield 4 and international emerging markets. 5 As a result, the key drivers of performance over the fiscal year period were sector allocation among these three categories, along with relative total return within the sectors.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

5 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Over the past fiscal year, fund management held the opinion that most world economies would move in an improved direction, which is typically expected to result in a trend toward higher interest rates. Therefore, during the reporting period, the fund's investment strategy focused on allocating bond assets to reduce overall interest rate exposure and volatility, while increasing exposure to sectors which typically benefit from improved business conditions. The fund's returns were largely influenced by an allocation of the largest percentages of bond assets to the high-yield bond and emerging market sectors, which experienced strong relative performance during the 12-month reporting period. Another positive contribution to overall fund performance was the allocation of the smallest portion of bond assets to the domestic high quality sector, which generated the lowest total return over the past fiscal year. As points of reference, the Lehman Brothers U.S. Aggregate Bond Index 6 (a proxy for the domestic investment grade market) generated a 2.40% total return, while the Lehman Brothers U.S. Corporate High Yield Bond Index 7 generated a total return of 3.38% and the LBEMB generated a total return of 12.26%. The large majority of the fund's high-yield debt exposure came from the "High-Yield Bond Portfolio," an affiliated diversified high-yield bond fund that generated a 3.71% total return over the past year. During the 12-month reporting period, the Fund invested on average over 40% of its bond assets in the high yield bond sector, which represented the largest allocation of the three major bond sectors. In addition, the large majority of the fund's emerging market debt exposure came from the "Emerging Markets Fixed Income Core Fund," an affiliated non-diversified emerging market bond fund that generated a 13.64% total return over the fiscal year period.

6 The LBUSAB is an unmanaged index composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index and the Asset- Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.

7 The LBUSCHYB is an unmanaged index generally representative of corporate bonds rated below investment-grade. Investments cannot be made directly in an index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class A Shares) (the "Fund") from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V), 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield Composite Bond Index (LBHYB), 3 20% Lehman Brothers Mortgage Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2005
1 Year	1.61%
5 Years	(2.42)%
10 Years	2.67%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and LIFA have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class B Shares) (the "Fund") from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 , 20% Lehman Brothers Mortgage Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2005
1 Year	1.08%
5 Years	(2.37)%
10 Years	2.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and the LIFA have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class C Shares) (the "Fund") from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 , 20% Lehman Brothers Mortgage Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2005
1 Year	4.71%
5 Years	(2.22)%
10 Years	2.38%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and the LIFA have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charge.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class F Shares) (the "Fund") from June 1, 1996 (start of performance) to November 30, 2005 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 / 20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 /20% Lehman Brothers Mortgage Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2005
1 Year	5.37%
5 Years	(1.52)%
Start of Performance	2.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.00% and the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and LIFA have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charge.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed Income Securities	34.3%
Domestic Equity Securities	27.4%
International Fixed Income Securities	21.1%
International Equity Securities	11.7%
Cash Equivalents [2]	5.5%
Other Assets and Liabilities-Net [3]	0.0%
TOTAL	100.0%

At November 30, 2005, the Fund's credit-quality ratings composition 4 for its fixed income securities was as follows:

S&P Long-Term Ratings as Percentage of Fixed-Income Securities		Moody's Long-Term Ratings as Percentage of Fixed-Income Securities
AAA	25.2%	Aaa	25.2%
A	3.1%	A	1.0%
BBB	5.8%	Baa	11.7%
BB	33.0%	Ba	22.7%
B	26.1%	B	29.0%
CCC	4.1%	Caa	8.0%
		Ca	0.1%
Not rated by S&P	2.7%	Not rated by Moody's	2.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

4 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's fixed income securities, 0.5% do not have long-term ratings by either of these NRSROs. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

At November 30, 2005 the Fund's sector composition 5 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	32.4%
Energy	14.0%
Telecommunication Services	11.5%
Utilities	9.5%
Consumer Staples	9.1%
Health Care	7.7%
Consumer Discretionary	5.9%
Industrials	5.1%
Materials	4.1%
Information Technology	0.7%
TOTAL	100.0%

5 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2005

Shares			Value
		COMMON STOCKS--37.7%
		Consumer Discretionary--2.3%
22,500		Electrolux AB, ADR, Class B	$1,046,812
15,800		Gannett Co., Inc.	973,596
30,200		La-Z Boy Chair Co.	403,774
50,142		Limited, Inc.	1,115,660
89,700		Mattel, Inc.	1,493,505
38,700		McDonald's Corp.	1,309,995
47,600		Newell Rubbermaid, Inc.	1,098,132
342,100		Pearson PLC, ADR	3,982,044
		TOTAL	11,423,518
		Consumer Staples--3.6%
66,300		Altria Group, Inc.	4,825,977
43,200		Coca-Cola Co.	1,844,208
8,000		Kimberly-Clark Corp.	471,840
143,000		Loews Corp. - Carolina Group	5,755,750
10,900		PepsiCo, Inc.	645,280
107,600		Sara Lee Corp.	1,943,256
55,800		Unilever PLC, ADR	2,189,592
		TOTAL	17,675,903
		Energy--5.4%
35,300		BP PLC, ADR	2,324,152
61,700		Chevron Corp.	3,536,027
120,300		Exxon Mobil Corp.	6,981,009
42,200		Kinder Morgan, Inc.	3,823,320
18,300		Marathon Oil Corp.	1,085,007
12,900		Norsk Hydro A.S., ADR	1,296,063
55,100		Royal Dutch Shell PLC	3,395,262
50,000		Tidewater, Inc.	2,260,000
19,000		Total SA, ADR, Class B	2,369,110
		TOTAL	27,069,950
Shares			Value
		COMMON STOCKS--continued
		Financials--11.7%
12,200		Ace, Ltd.	$677,100
147,600		Allstate Corp.	8,280,360
75,534		Bank of America Corp.	3,466,255
48,200		Bank of New York Co., Inc.	1,561,680
58,300		Barclays PLC, ADR	2,376,891
27,600		Capital Federal Financial	942,264
7,000		Chubb Corp.	677,880
183,800		Citigroup, Inc.	8,923,490
39,900		Comerica, Inc.	2,301,033
17,400		Federal Home Loan Mortgage Corp.	1,086,630
42,600		Gallagher (Arthur J.) & Co.	1,297,170
68,900		J.P. Morgan Chase & Co.	2,635,425
127,600		Lloyds TSB Group PLC, ADR	4,163,588
110,200		MBNA Corp.	2,950,054
56,700		Mellon Financial Corp.	1,907,388
37,500		Morgan Stanley	2,101,125
50,500		Nationwide Financial Services, Inc., Class A	2,128,575
183,600		New York Community Bancorp, Inc.	3,056,940
15,300		PartnerRe Ltd.	1,044,684
11,700		RenaissanceRe Holdings Ltd.	525,681
132,900		U.S. Bancorp	4,024,212
7,100		UBS AG - U.S. issue	652,632
18,600		Wells Fargo & Co.	1,169,010
		TOTAL	57,950,067
		Healthcare--3.0%
83,100		GlaxoSmithKline PLC, ADR	4,119,267
17,900		Johnson & Johnson	1,105,325
71,200		Merck & Co., Inc.	2,093,280
188,600		Pfizer, Inc.	3,998,320
86,800		Wyeth	3,607,408
		TOTAL	14,923,600
Shares			Value
		COMMON STOCKS--continued
		Industrials--2.0%
204,700		General Electric Co.	$7,311,884
22,000		Quebecor World, Inc.	331,760
40,800		TNT NV, ADR	1,104,048
8,400		Union Pacific Corp.	642,936
17,100		Waste Management, Inc.	511,461
		TOTAL	9,902,089
		Information Technology--0.3%
81,000		Nokia Oyj, ADR, Class A	1,383,480
		Materials--1.6%
18,200		Air Products & Chemicals, Inc.	1,076,894
15,600		Ciba Specialty Chemical AG, ADR	455,676
33,800		Du Pont (E.I.) de Nemours & Co.	1,444,950
33,700		Southern Copper Corp.	2,143,657
146,900		UPM - Kymmene OY, ADR	2,761,720
		TOTAL	7,882,897
		Telecommunication Services--4.5%
267,549		AT&T, Inc.	6,664,665
33,206		Alltel Corp.	2,219,157
54,700		BellSouth Corp.	1,491,122
192,300		Magyar Telekom, ADR	4,355,595
191,200		TDC A/S, ADR	5,707,320
139,000		Telstra Corp. Ltd., ADR	1,969,630
		TOTAL	22,407,489
		Utilities--3.3%
17,300		Black Hills Corp.	632,315
21,700		Duke Energy Corp.	582,862
120,900		Energias de Portugal SA, ADR	3,556,878
18,600		Equitable Resources, Inc.	695,454
50,900		Northeast Utilities Co.	945,722
92,600		Pinnacle West Capital Corp.	3,841,974
40,100		RWE AG, RDC	2,777,928
209,500		Scottish & Southern Energy PLC, ADR	3,556,325
		TOTAL	16,589,458
		TOTAL COMMON STOCKS (IDENTIFIED COST $161,281,736)	187,208,451
Principal Amount			Value
		CORPORATE BONDS--3.3%
		Basic Industry - Metals & Mining--0.3%
$1,500,000		Placer Dome, Inc., Bond, 8.5%, 12/31/2045	$1,545,117
		Basic Industry - Paper--0.4%
1,400,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,550,248
400,000		Westvaco Corp., Sr. Deb., 7.5%, 6/15/2027	437,740
		TOTAL	1,987,988
		Communications - Media Noncable--0.6%
1,000,000		British Sky Broadcasting Group PLC, 8.2%, 7/15/2009	1,093,570
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,786,995
		TOTAL	2,880,565
		Communications - Telecom Wirelines--0.3%
1,500,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	1,511,640
		Consumer Cyclical - Automotive--0.3%
1,500,000		General Motors Acceptance, 6.875%, 9/15/2011	1,356,851
		Consumer Cyclical - Entertainment--0.1%
500,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	510,665
		Consumer Non-Cyclical Tobacco--0.1%
260,000		Philip Morris, Note, 6.375%, 2/1/2006	260,668
		Container & Glass Products--0.2%
360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	334,368
950,000	[1]	Vitro SA, Note, Series 144A, 11.75%, 11/01/2013	878,750
		TOTAL	1,213,118
		Financial Institution - Banking--0.3%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,637,175
		Financial Institution - Brokerage--0.3%
1,500,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	1,504,920
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,958,400
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,802,138)	16,367,107
Shares or Principal Shares			Value
		PREFERRED STOCKS--1.3%
		Financials--1.0%
59,300		Chubb Corp., PRIDES, $1.75, Annual Dividend	$2,065,419
8,800		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	460,240
110,400		XL Capital Ltd., PEPS, $1.63, Annual Dividend	2,436,528
		TOTAL	4,962,187
		Utilities--0.3%
53,100		ONEOK, Inc., PEPS, $2.13, Annual Dividend	1,774,071
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,440,385)	6,736,258
		MUTUAL FUNDS--53.2% [2]
4,902,672		Emerging Markets Fixed Income Core Fund	88,646,389
6,965,235		Federated Mortgage Core Portfolio	68,746,868
15,963,833		High Yield Bond Portfolio	106,798,042
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $257,532,561)	264,191,299
		REPURCHASE AGREEMENT--4.5%
$22,314,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000. (AT AMORTIZED COST)	22,314,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $464,370,820) [3]	496,817,115
		OTHER ASSETS AND LIABILITIES - NET--0.0%	47,819
		TOTAL NET ASSETS--100%	$496,864,934

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $2,837,150 which represents 0.6% of total net assets.

2 Affiliated companies.

3 The cost of investments for federal tax purposes amounts to $467,330,747.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PEPS	--Participating Equity Preferred Shares
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value including $257,532,561 of investments in affiliated issuers (Note 5) (identified cost $464,370,820)		$496,817,115
Cash		2,123
Income receivable		1,011,261
Receivable for shares sold		663,091
TOTAL ASSETS		498,493,590
Liabilities:
Payable for shares redeemed	$947,942
Income distribution payable	256,591
Payable for custodian fees	13,145
Payable for transfer and dividend disbursing agent fees and expenses	191,523
Payable for distribution services fee (Note 5)	45,884
Payable for shareholder services fee (Note 5)	101,102
Accrued expenses	72,469
TOTAL LIABILITIES		1,628,656
Net assets for 67,730,063 shares outstanding		$496,864,934
Net Assets Consist of:
Paid-in capital		$770,575,108
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		32,446,295
Accumulated net realized loss on investments, options and foreign currency transactions		(306,886,552)
Undistributed net investment income		730,083
TOTAL NET ASSETS		$496,864,934
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($321,375,500 ÷ 43,812,598 shares outstanding), no par value, unlimited shares authorized		$7.34
Offering price per share (100/94.50 of $7.34) [1]		$7.77
Redemption proceeds per share		$7.34
Class B Shares:
Net asset value per share ($52,381,098 ÷ 7,131,790 shares outstanding), no par value, unlimited shares authorized		$7.34
Offering price per share		$7.34
Redemption proceeds per share (94.50/100 of $7.34) [1]		$6.94
Class C Shares:
Net asset value per share ($23,145,747 ÷ 3,154,250 shares outstanding), no par value, unlimited shares authorized		$7.34
Offering price per share (100/99.00 of $7.34) [1]		$7.41
Redemption proceeds per share (99.00/100 of $7.34) [1]		$7.27
Class F Shares:
Net asset value per share ($99,962,589 ÷ 13,631,425 shares outstanding), no par value, unlimited shares authorized		$7.33
Offering price per share (100/99.00 of $7.33) [1]		$7.40
Redemption proceeds per share (99.00/100 of $7.33) [1]		$7.26

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (including $11,215,542 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $269,409)			$20,448,463
Interest			5,685,112
Interest income allocated from affiliated partnership (Note 5)			3,633,011
TOTAL INCOME			29,766,586
Expenses:
Investment adviser fee (Note 5)		$3,726,390
Administrative personnel and services fee (Note 5)		397,840
Custodian fees		48,077
Transfer and dividend disbursing agent fees and expenses		711,235
Directors'/Trustees' fees		5,588
Auditing fees		40,940
Legal fees		9,629
Portfolio accounting fees		138,921
Distribution services fee--Class B Shares (Note 5)		383,212
Distribution services fee--Class C Shares (Note 5)		161,982
Shareholder services fee--Class A Shares (Note 5)		796,832
Shareholder services fee--Class B Shares (Note 5)		127,737
Shareholder services fee--Class C Shares (Note 5)		53,848
Shareholder services fee--Class F Shares (Note 5)		255,758
Share registration costs		68,913
Printing and postage		75,039
Insurance premiums		11,219
Miscellaneous		7,740
Expenses before allocation		7,020,900
Expenses allocated from partnership (Note 5)		25,960
TOTAL EXPENSES		7,046,860
Waiver, Reimbursements, and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(19,239)
Reimbursement of shareholder services fee--Class A Shares	(1,475)
Reimbursement of shareholder services fee--Class F Shares	(29,649)
Fees paid indirectly from directed broker arrangements	(21,581)
TOTAL WAIVERS, REIMBURSEMENTS, AND EXPENSE REDUCTION		$(71,944)
Net expenses			$6,974,916
Net investment income			22,791,670
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $855,307 in affiliated companies) and net of foreign taxes withheld of $25,370			23,124,725
Net realized gain from partnership			1,827,014
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(12,572,908)
Net realized and unrealized gain on investments, options, and foreign currency transactions			12,378,831
Change in net assets resulting from operations			$35,170,501

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,791,670	$20,676,309
Net realized gain on investments including allocation from partnership, options and foreign currency transactions	24,951,739	30,955,823
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(12,572,908)	348,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,170,501	51,980,378
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(16,992,054)	(13,871,822)
Class B Shares	(2,340,912)	(1,881,870)
Class C Shares	(988,235)	(728,906)
Class F Shares	(5,631,351)	(5,409,285)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,952,552)	(21,891,883)
Share Transactions:
Proceeds from sale of shares	74,700,641	73,224,806
Net asset value of shares issued to shareholders in payment of distributions declared	22,007,480	18,164,463
Cost of shares redeemed	(99,595,825)	(99,103,270)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,887,704)	(7,714,001)
Change in net assets	6,330,245	22,374,494
Net Assets:
Beginning of period	490,534,689	468,160,195
End of period (including undistributed net investment income of $730,083 and $2,019,672, respectively)	$496,864,934	$490,534,689

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the "Fund"). Effective May 27, 2003, the Fund became a portfolio of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

The Fund may invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. It's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,267,625	$52,914,350	7,332,443	$51,312,837
Shares issued to shareholders in payment of distributions declared	2,137,059	15,518,364	1,798,672	12,548,944
Shares redeemed	(8,643,530)	(62,945,882)	(7,690,144)	(53,755,275)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	761,154	$5,486,832	1,440,971	$10,106,506

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,869,043	$13,611,450	2,116,560	$14,817,706
Shares issued to shareholders in payment of distributions declared	252,131	1,833,861	203,651	1,422,604
Shares redeemed	(1,910,430)	(13,925,462)	(2,318,208)	(16,212,018)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	210,744	$1,519,849	2,003	$28,292

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	824,986	$6,021,005	782,137	$5,498,113
Shares issued to shareholders in payment of distributions declared	98,885	718,676	72,950	509,093
Shares redeemed	(601,646)	(4,388,258)	(510,077)	(3,569,463)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	322,225	$2,351,423	345,010	$2,437,743

Year Ended November 30	2005		2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	295,845	$2,153,836	227,129	$1,596,150
Shares issued to shareholders in payment of distributions declared	542,341	3,936,579	528,398	3,683,822
Shares redeemed	(2,519,530)	(18,336,223)	(3,661,670)	(25,566,514)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,681,344)	$(12,245,808)	(2,906,143)	$(20,286,542)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(387,221)	$(2,887,704)	(1,118,159)	$(7,714,001)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, capital gain expense reclass, discount accretion/premium amortization on debt securities and partnership income adjustments.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
$1,076,288	$1,871,294	$(2,947,582)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$25,952,552	$21,891,883

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,637,755
Net unrealized appreciation	$29,486,368
Capital loss carryforward	$(303,926,626)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2005, the cost of investments for federal tax purposes was $467,330,747. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $29,486,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,760,203 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,273,835.

At November 30, 2005, the Fund had a capital loss carryforward of $(303,926,626) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ (70,227,793)
2010	$(205,719,244)
2011	$ (27,979,589)

The Fund used capital loss carryforwards of $(19,484,031) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research II Ltd. (Passport II), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser's general partner is Federated Equity Management Company of Pennsylvania. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2005, the Sub-Adviser earned a sub-adviser fee of $660,607.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, Class F Shares did not incur a distribution services fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $25,352 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC, the principal distributor, retained $164,745 in sales charges from the sale of Class A Shares. FSC also retained $1,418 of contingent deferred sales charges relating to redemptions of Class C Shares and $1,728 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC retained $49,445 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended November 30, 2005 are as follows:

Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
Emerging Markets Fixed Income Core Fund	$ 96,519,928	$14,600,000	$ 3,633,011	$ 88,646,389
Federated Mortgage Core Portfolio	57,010,000	--	1,886,329	68,746,868
High Yield Bond Portfolio	17,716,300	17,485,000	9,329,213	106,798,042
TOTAL OF AFFILIATED TRANSACTIONS	$171,246,228	$32,085,000	$14,848,553	$264,191,299

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases	$218,142,777
Sales	$219,717,451

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2005, 36.0% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2005, 34.7% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND THE SHAREHOLDERS OF FEDERATED CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Income Fund (the "Fund"), a portfolio of Federated Income Securities Trust, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended November 30, 2005, the period ended November 30, 2003 and each of the years in the three year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Capital Income Fund as of November 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 23, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant;

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University. Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the
Federated Fund Complex; Vice Chairman, Executive Vice President,
Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company
and Federated Investment Counseling; Director, Federated Global
Investment Management Corp., Federated Services Company and Federated
Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations :. Principal Financial Officer and Treasurer of the
Federated Fund Complex; Senior Vice President, Federated Administrative
Services; Financial and Operations Principal for Federated Securities
Corp., Edgewood Services, Inc. and Southpointe Distribution Services,
Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services
Company; held various financial management positions within
The Mercy Hospital of Pittsburgh ;Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the
Funds in the Federated Fund Complex; Vice Chairman, Federated
Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the
Funds in the Federated Fund Complex; Executive Vice President, Federated
Investors, Inc. and Director and Chief Executive Officer, Federated
Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President,
Federated Investment Counseling, Federated Global Investment
Management Corp., Federated Equity Management Company of
Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).
Previous Positions : Executive Vice President, Federated Investment
Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio
Management Services Division; Senior Vice President, Federated Investment
Management Company and Passport Research, Ltd.; Senior Managing
Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice
President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered
Financial Analyst. He received his M.S. in Industrial Administration from
Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since
December 2000. He is Vice President of the Trust. Mr. Balestrino joined
Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice
President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the
Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst
and received his Master's Degree in Urban and Regional Planning from the
University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the
Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol has been the Fund's Portfolio Manager since
December 2000. He is Vice President of the Trust. Mr. Nichol joined
Federated in September 2000 as an Assistant Vice President/Senior
Investment Analyst. He has been a Portfolio Manager since
December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the
Public Employees Retirement System of Ohio from 1992 through
August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and
Information Science from the Ohio State University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

G01049-01 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $101,499

                  Fiscal year ended 2004 - $112,346

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $242

                  Fiscal year ended 2004 - $9,910

                  Transfer agent testing and Transfer Agent Service
                  Auditors Report, respectively.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $120,100 and $147,350
      respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures and Transfer Agent Service Auditors Report. Fiscal year ended 2004-
      Sarbanes Oxley sec. 302 procedures, attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors Report and fees for review of N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,089 and $65,000
      respectively. Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $13,990 and $161,871
      respectively. Fiscal year ended 2005- Executive compensation analysis.
      Fiscal year ended 2004- Discussions with auditors related to market timing and late trading activities, executive compensation analysis and consultation regarding information request by regulatory agencies.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $267,110

            Fiscal year ended 2004 - $837,405

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard A. Novak
            Name:  Richard A. Novak
            Title:  Principal Financial Officer
            (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            Name:  J. Christopher Donahue
            Title: Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
            Name:  Richard A. Novak
            Title:  Principal Financial Officer
Date        January 24, 2006